GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the “Company”) is a clinical-stage therapeutic discovery and development company utilizing its AI/ML powered predictive computational discovery platform, recently branded as UnigenTM, to identify novel drug targets and to develop therapeutics in the field of cancer immunotherapy. The Company’s innovative immuno-oncology pipeline consists of four clinical stage programs, COM701, COM902, rilvegostomig and GS-0321 (previously COM503). Two programs that the Company is pursuing internally, COM701, a potential first-in-class anti-PVRIG antibody, and COM902, a potential best-in-class therapeutic anti-TIGIT antibody, are in Phase 1 clinical trials and have been evaluated for the treatment of solid tumors as a monotherapy and in combination of dual (PVRIG/PD-1, PVRIG/TIGIT) and triple (PVRIG/PD-1/TIGIT) blockade. The Company’s two ongoing clinical trials (that completed enrollment) were initiated in 2023 and are evaluating the triple combination treatment of COM701, COM902 and pembrolizumab, one in platinum resistant ovarian cancer and the other in microsatellite stable colorectal cancer, In addition, the Company is planning to start enrolling patients to our adaptive platform trial in platinum sensitive ovarian cancer, evaluating COM701 as a monotherapy randomized to placebo in sub-trial 1, in the second quarter of 2025. Rilvegostomig, a PD-1/TIGIT bispecific antibody with a TIGIT component that is derived from the Company’s COM902 program, is being developed by AstraZeneca pursuant to an exclusive license agreement between the Company and AstraZeneca and is being evaluated in multiple Phase 3 clinical trials and in multiple Phase 2 and Phase 1 trials. GS-0321 (previously COM503), the Company’s potential first-in-class high affinity antibody, which blocks the interaction between IL-18 binding protein and IL-18, is licensed to Gilead and is being developed by the Company in a recently initiated Phase 1 trial. In addition, the Company has an early-stage immuno-oncology therapeutic pipeline that consists of programs aiming to address various mechanisms of immune resistance.

b.
The Company is headquartered in Holon, Israel. Its clinical development activities operate from the Company’s headquarters in Israel and from its United States subsidiary, Compugen USA, Inc., located in San Francisco, CA.

c.
The Company has incurred losses in the amount of $ 14,231 during the year ended December 31, 2024, has an accumulated deficit of $ 488,758 as of December 31, 2024 and has positive cash flows from operating activities in the amount of $ 49,604 for the year ended December 31, 2024. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements at the current level of yearly expenditures for a period at least twelve months from the reporting date.

d.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement (“Bayer Agreement”) with Bayer Pharma AG (“Bayer”) for the research, development, and commercialization of antibody-based therapeutics against two novel, Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $ 10,000, and additional aggregate milestone payments of $ 23,200.

On November 29, 2022, Bayer notified the Company that it has resolved to terminate the Bayer Agreement, effective as of February 27, 2023.

e.
Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune Limited, the global biologics research and development arm of AstraZeneca (“AstraZeneca”) to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the agreement, Compugen provided an exclusive license to AstraZeneca for the development of bi-specific and multi-specific antibody products derived from COM902. AstraZeneca has the right to create multiple products under this license and is solely responsible for all research, development, and commercial activities under the agreement. In connection with such license agreement, AstraZeneca developed rilvegostomig, a novel PD-/TIGIT bi-specific antibody with a TIGIT component that is derived from COM902.  Rilvegostomig entered the clinic in September 2021, initiated first patient dosing in the first indication in Phase 3 study in December 2023, and first patient dosing in the second indication in Phase 3 study in May 2024. Compugen received a $ 10,000 upfront payment, and $ 30,500 milestone payments out of up to $ 200,000 it is eligible to receive in development, regulatory and commercial milestones for the first product in addition to royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen for each product.

f.
On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Agreement”) with Bristol-Myers Squibb Company (“Bristol Myers Squibb”) to evaluate the safety and tolerability of Compugen’s COM701 in combination with Bristol Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors.

Pursuant to the Master Clinical Agreement, as amended from time to time, Compugen sponsored the trials, which included the evaluation of the combination of COM701 and Opdivo® ± Bristol Myers Squibb investigational anti-TIGIT, BMS-986207. Bristol Myers Squibb and Compugen each supplied their own compounds for the studies.

In conjunction with the signing of the Agreement in October 2018, Bristol-Myers Squibb made a $ 12,000 investment in Compugen, see Note 9b.

Among several amendments to the Master Clinical Agreement, on November 10, 2021, the Agreement was further amended and in conjunction with the signing of the amendment to the Agreement, Bristol Myers Squibb made a $20,000 investment in Compugen, see Note 9b.

On August 3, 2022, the Company and Bristol Myers Squibb entered into a letter agreement pursuant to which the Agreement, as amended from time to time, was terminated as of such date.

g.
On December 18, 2023, the Company entered into an exclusive license agreement (the “License Agreement”) with Gilead Sciences, Inc. (“Gilead”), pursuant to which the Company granted Gilead an exclusive license under the Company’s pre-clinical antibody program against IL-18 binding protein and all intellectual property rights subsisting therein, to use, research, develop, manufacture and commercialize products, including the Company’s COM503 product candidate, now named GS-0321 (“GS-0321 License”), and additional products that may be so developed by Gilead (together with GS-0321, the “Licensed Products”).

Pursuant to the License Agreement, Gilead paid the Company a one-time, upfront payment of $60,000 in January 2024. The Company has continued to develop GS-0321 during the initial development term, which included conducting activities defined within the agreement to advance GS-0321 through the clearance of an investigational new drug application (“IND”). The Company received from Gilead $30,000 in the form of a milestone payment upon clearance of the IND for GS-0321, see also Note 2k. The Company is also eligible to receive up to approximately $758,000 in additional milestone payments upon the achievement of certain development, regulatory and commercial milestones. The Company is further eligible to receive royalties on worldwide net sales of Licensed Products.

The Company is responsible for conducting a Phase 1 clinical trial for GS-0321, including handling the regulatory matters in connection therewith, and will bear the costs of such trial (including the GS-0321 drug supply), with Gilead providing at no cost its zimberelimab antibody for such trial. In certain circumstances, Gilead may assume the role of conducting the Phase 1 clinical trial.

Upon completion of the Phase 1 clinical trial for GS-0321, the Company will initiate the transfer of development activities related to GS-0321 to Gilead, following which, Gilead will have sole responsibility to develop and commercialize the Licensed Products.

During the term of the License Agreement, the Company is prohibited from researching, developing, making, and commercializing any compounds, molecules, products or treatment methods that are directed to IL-18 or any companion diagnostics for an IL-18 product.

Unless terminated early by a party pursuant to its terms, the License Agreement will continue in effect on a Licensed Product-by-Licensed Product and country-by-country basis until the expiration of the last royalty term in such country.

Gilead withheld at source 15% from the upfront payment and IND clearance milestone amounts paid to the Company in January 2024 and in September 2024, respectively, and is expected to continue and withhold at source all taxes required by law from all payments payable to the Company under the License Agreement.

The License Agreement contains customary representations, warranties, covenants, and terms governing the prosecution and enforcement of certain intellectual property and issues related to technology transfer, manufacturing transfer, provisions with respect to establishment of joint steering committee and its governance covenants with respect change of control and others.